Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities [Abstract]
Details of Companys subsidiaries, its VIEs and VIEs subsidiaries
	Place of	Later of	Percentage of
	establishment/	acquisition/	economic
	incorporation	incorporation	ownership

Subsidiaries
Qizhi Software (Beijing) Co., Ltd. ("Qizhi Software")	PRC	December 28, 2005	100%
Tianjin Qisi Technology Co., Ltd. ("Tianjin Qisi")	PRC	September 15, 2011	100%
Beijing Qichuang Yousheng Keji Co., Ltd (“QCYS”)	PRC	July 24, 2012	100%
Qifei Xiangyi (Beijing) Software Co., Ltd (“QFXY)	PRC	August 17, 2012	100%
Qiji International Development Limited ("Qiji International")	HK	November 1, 2010	100%
Qifei International Development Co. Limited ("Qifei International")	HK	November 2, 2010	100%
360 International Development Co. Limited ("360 International")	HK	November 2, 2010	100%

VIEs
Beijing 3G3W Science & Technology Co., Ltd. ("3G")	PRC	December 28, 2005	100%
Beijing Qibu Tianxia Technology Co., Ltd. ("QBTX")	PRC	November 28, 2006	100%
Beijing Qihu Technology Co., Ltd. ("Beijing Qihu")	PRC	August 13, 2007	100%
Qihoo 360 Software (Beijing) Co., Ltd. ("QH360")	PRC	May 4, 2009	100%
Shanghai Qitai Network Technology Co., Ltd. ("Shanghai Qitai")	PRC	September 2, 2009	100%
Beijing Star World Technology Co., Ltd. ("Beijing Star World")	PRC	October 12, 2009	100%
Chengdu Qiying Technology Co., Ltd. ("CDQY")	PRC	December 17, 2009	100%
Qihoo Ceteng Technology Co., Ltd. ("Ceteng ")	PRC	April 28, 2011	100%
Shanghai JN Technology Co., Ltd. ("Shanghai JN ")	PRC	August 5, 2011	100%
Shanghai Yizhitang Information Service Co., Ltd. ("YZT")	PRC	December 1, 2011	100%
360 Youjiu (Beijing) Technology Co., Ltd. (“360 Youjiu”)	PRC	March 12, 2012	77.78%
Shanghai Qihu Technology Co., Ltd. (“Shanghai QH”)	PRC	April 26, 2012	100%
Sanya Qijun Technology Co., Ltd. (“SYQJ”)	PRC	September 25, 2012	100%

VIEs' Subsidiaries
Beijing Yuan Tu Technology Co., Ltd. ("Yuan Tu")	PRC	December 28, 2010	70%
Shanghai Juliu Software Technology Co., Ltd. (“SHJL”)	PRC	July 11, 2012	60%
Beijing Jueying Telecommunication Technology Co., Ltd. (“BJJY”)	PRC	August 31, 2012	100%
Beijing Qifutong Technology Co., Ltd. (“QFT”)	PRC	October 25, 2012	100%
Beijing Chuxun Technology Co., Ltd. (“BJCX”)	PRC	December 17, 2012	70%
Beijing Wanbokesi Information Technology Co., Ltd. (“WBKS”)	PRC	December 24, 2012	100%

Schedule of Variable Interest Entities
		December 31,
		2011	2012

Total current assets		$59,800	$94,689
Total noncurrent assets		35,627	89,202

Total assets		95,427	183,891

Total current liabilities		28,807	68,975
Total noncurrent liabilities		1,880	3,613

Total liabilities		$30,687	$72,588

	Year ended December 31,
	2010	2011	2012

Revenues	$48,967	$160,613	$303,200
Net income	$15,220	$78,494	$150,408

	Year ended December 31,
	2010	2011	2012

Net cash provided by operating activities	$9,975	$56,621	$75,983
Net cash used in investing activities	(5,477)	(32,367)	(50,951)
Net cash provided by financing activities	-	1,545	36

	$4,498	$25,799	$25,068